Borrowings - ABS VIII Notes (Details) - USD ($) $ in Thousands	Jun. 30, 2025	May 31, 2024
ABS VIII Notes, Class A-1
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 400,000
Interest rate		7.076%
ABS VIII Notes, Class A-2
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 210,000
Interest rate		7.67%
ABS VIII Notes
Disclosure of detailed information about borrowings [line items]
Interest rate	7.28%
ABS VIII Notes | Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		100.00%
Debt service coverage ratio		1.45
ABS VIII Notes | Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		50.00%
ABS VIII Notes | Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		25.00%
Debt service coverage ratio		1.50
ABS VIII Notes | Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		100.00%
Production tracking rate		80.00%
Percentage of excess payments to be made if performance metrics are not met		25.00%
ABS VIII Notes | Covenant Five
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		100.00%
Percentage of excess payments to be made if performance metrics are not met		25.00%
Loan to value ratio		75.00%
ABS VIII Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		25.00%
ABS VIII Notes | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio		1.45
ABS VIII Notes | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		100.00%
ABS VIII Notes | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio		1.50